Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7. RELATED PARTY TRANSACTIONS

In October 2014, the Company and Steel Ventures, LLC (SVL), an affiliated company whose beneficial owners have significant control over the Company, entered into an Intercompany Administrative Services Agreement (the Service Agreement) effective October 1, 2014 for a two year period, with two two-year renewal options. Pursuant to the Service Agreement, SVL agreed to make its executive management, professional, technical and clerical employees available to the Company to assist in the operation and administration of the Company’s business. In addition, SVL agreed to make other services available to the Company through parties other than SVL’s personnel. In consideration for the above, SVL invoices the Company allocable costs based on a predefined allocation methodology.

During the years ended December 31, 2016 and 2015, the Company incurred fees of $1,105 and $1,315, respectively, for services received under the Service Agreement. As of December 31, 2016 and 2015, the Company had a payable balance of $0 and $59, respectively, to SVL.

The Company reimbursed Chad Steelberg and Ryan Steelberg for the costs of their healthcare plans. For the years ended December 31, 2016 and 2015, the Company expensed $54 and $38 for the cost of such plans, respectively. As of December 31, 2016, the Company recorded an accrual of $73 related to these healthcare plans.

As discussed in Notes 4 and 5, in 2015 the Company repurchased 1,704,060 shares of its Series A-1 preferred stock for $1,418 and 511,218 shares of its common stock for $1. The seller of those shares was Brand Affinity Technologies, Inc. (BAT). Chad Steelberg and Ryan Steelberg were directors of BAT at the time that the Company repurchased those shares.

As discussed in Note 5, in April 2016, the Company issued 961,835 shares of the Company’s common stock at $1.50 per share to an entity beneficially owned by the Founders of the Company. The shares were issued to the Founders in consideration for their services rendered to the Company in the first four months of 2016.

As fully discussed in the Prospectus, pursuant to the Investment Agreement, in August 2016, the Company entered into the Acacia Note, which provided for up to $20,000 in borrowings through two $10,000 advances, each bearing interest at the rate of 6.0% per annum. In August 2016, the Company borrowed the First Loan in an amount of $10,000 that initially had a one-year term and, in November 2016, the Company borrowed the Second Loan, consisting of the remaining $10,000 under the Acacia Note. The Second Loan also had a one-year term from the date of issuance. Upon the borrowing of the Second Loan, the maturity date of the First Loan was automatically extended to the maturity date of the Second Loan, with both loans becoming due and payable on November 25, 2017. The Acacia Note was amended and restated in March 2017 in connection with the Bridge Loan. Upon the completion of the IPO in May 2017, the outstanding $20,000 principal and all accrued interest under the Acacia Note were converted into 1,523,746 shares of the Company’s common stock at a conversion price per share of $13.6088. Pursuant to the Investment Agreement, the Company issued to Acacia the five-year Primary Warrant to purchase up to a number of shares of the Company’s common stock determined by dividing (i) $50,000, less all outstanding principal and accrued interest under the Acacia Note, by (ii) an exercise price per share ranging from $13.3028 to $13.7323, with the actual exercise price per share to be determined by the amount of principal and accrued interest under the Acacia Note that are converted into the Company’s common stock. Upon the completion of the IPO, the Primary Warrant was automatically exercised in full at an exercise price per share equal to $13.6088. As such, the Company issued to Acacia an aggregate of 2,150,335 shares of the Company’s common stock in exchange for cash proceeds of $29,263.

In addition, in conjunction with the First Loan, the Company issued Acacia a four-year warrant to purchase a number of shares of its common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7323, with the actual exercise price to be determined by the type and/or valuation of our future equity financings. In conjunction with the Second Loan in November 2016, the Company issued to Acacia two additional four-year warrants, each to purchase a number of shares of its common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7323, with the actual exercise price to be determined by the type and/or valuation of our future equity financings). In March 2017, in connection with the amendment of the Primary Warrant, each of these warrants was amended to provide that the exercise prices thereof shall be equal to the lower of $13.6088 or the initial public offering price per share. As a result, upon completion of the IPO, each of these three warrants became exercisable to purchase 51,437 shares of common stock, or an aggregate of 154,311 shares of common stock, at an exercise price per share of $13.6088. Upon the exercise in full of the Primary Warrant in connection with the IPO, the Company issued to Acacia the 10% Warrant, with a term of five years, which provided for the issuance of 809,400 shares of our common stock at an exercise price of $13.6088 per share, with fifty percent of the shares underlying the 10% Warrant vesting as of the issuance date of the 10% Warrant and the remaining fifty percent of the shares vesting on the first anniversary of the issuance date of the 10% Warrant. Acacia’s Chairman of the Board is a member of the Company’s Board of Directors.

As discussed in Note 9, the Company entered into the Note Purchase Agreement with Acacia and VLOC, which provided for an $8,000 line of credit pursuant to Bridge Notes that accrue interest at the rate of eight percent (8%) per year, compounded quarterly, with Acacia and VLOC each purchasing equal amounts of such Bridge Notes. The Company borrowed the initial $2,000 installment under the Bridge Loan in March 2017, and borrowed the second $2,000 installment in April 2017. Prior to the completion of the IPO, the Lenders exercised their options to advance the remaining $4,000 remaining available under the Bridge Loan. Upon the completion of the IPO, all of the $8,000 principal and all accrued interest under the Bridge Notes were automatically converted into an aggregate of 590,717 shares of the Company’s common stock at a conversion price of $13.6088 per share. In connection with the Bridge Loan, the Company issued an aggregate of 120,000 shares of the Company’s common stock to the Lenders upon the execution of the Note Purchase Agreement. In addition, upon the full funding of $8,000 Bridge Loan, the Company had issued to the Lenders in the aggregate (a) 180,000 shares of the Company’s common stock, and (b) fully vested ten year warrants to purchase an aggregate of 313,440 of shares of the Company’s common stock. Such warrants have a ten-year term and have an exercise price per share equal to $13.6088. Acacia’s Chairman of the Board is a member of the Company’s Board of Directors and Chad Steelberg and Ryan Steelberg, who are executive officers of the Company, collectively own fifty percent of VLOC’s membership interests.

In March 2017, the Company entered into employment agreements with Chad Steelberg and Ryan Steelberg, who are executive officers of the Company (see Note 8 for the full discussions of the agreements).

The Company reimburses Chad Steelberg and Ryan Steelberg for the costs of their healthcare plans. For the nine months ended September 30, 2017 and 2016, the Company expensed $43 and $59 for the cost of such plans, respectively. As of September 30, 2017 and December 31, 2016, the Company had recorded an accrual of $0 and $73, respectively, related to these healthcare plans.

There were no other related party transactions as of December 31, 2016 and 2015 and as of and for the nine months period ended September 30, 2017.